Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and cash equivalents
The following table shows the detail of Cash and cash equivalents as of December 31, 2022 and 2021:

	Balance as of December 31,
	2022	2021
Cash at bank and on hand - non restricted	393,430	368,381
Cash at bank and on hand - restricted	207,560	254,308
Total	600,990	622,689

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2022	2021
U.S. dollar	309,756	318,071
Euro	217,675	230,136
South African Rand	36,137	38,268
Mexican Peso	4,010	4,926
Algerian Dinar	24,727	21,156
Others	8,685	10,132
Total	600,990	622,689